Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Dec. 30, 2019
Entity Registrant Name	CENTAUR MUTUAL FUNDS TRUST
Entity Central Index Key	0001295908
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 30, 2019
Document Effective Date	Dec. 30, 2019
Prospectus Date	Dec. 30, 2019